Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($) shares
Accounting Policies [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Concentration Risk, Credit Risk, Cash Account, FDIC Coverage Limit			$ 250,000
Deferred Costs	$ 2,290,926		1,874,924	$ 0
Finance Lease, Liability, to be Paid	0		0	0
General and Administrative Expense [Member]
Accounting Policies [Line Items]
Labor and Related Expense	35,216	$ 42,706	380,926	36,300
Legal Fees	$ 145,589	$ 26,759	261,491	66,806
GIGCAPITAL7 CORP [Member]
Accounting Policies [Line Items]
Offering costs charged to stockholders' deficit upon completion of offering			$ 1,319,918	$ 1,319,918
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM assesses performance for the single segment and decides how to allocate resources based on net income (loss) that also is reported on the condensed consolidated statements of operations and comprehensive income.		The CODM assesses performance for the single segment and decides how to allocate resources based on net income that also is reported on the consolidated statements of operations and comprehensive income.
Number of Operating Segments | Segment			1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	$ 30,449
Class A Ordinary Shares | GIGCAPITAL7 CORP [Member]
Accounting Policies [Line Items]
Issued and outstanding subject to possible redemption | shares	20,000,000		20,000,000	20,000,000